Basic and Diluted Earnings Per Common Share (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Earnings Per Share [Abstract]
Schedule of Computation of Basic and Diluted EPS

The following table presents the computation of basic and diluted EPS:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2018	2017	2018	2017
	(Dollars in thousands, except per share data)
Net income as reported	$2,771	$2,002	$7,465	$4,230
Less: Participated securities share of undistributed earnings	—	—	—	27

Net income available to common stockholders	$2,771	$2,002	$7,465	$4,203

Weighted average number of common shares—basic	9,792,032	7,279,178	8,673,106	7,218,147
Effect of dilutive securities:
Employee stock-based compensation awards and warrants	568,269	286,061	421,585	286,061

Weighted average number of common shares—diluted	10,360,301	7,565,239	9,094,691	7,504,208

Basic earnings per common share	$0.28	$0.28	$0.86	$0.58

Diluted earnings per common share	$0.27	$0.26	$0.82	$0.56

Anti-dilutive warrants and stock options	7,246	261,475	78,490	261,475

The following table presents the computation of basic and diluted EPS:

	Year Ended December 31,
	2017	2016 Restated
	(Dollars in thousands, except per share data)
Net income as reported	$4,753	$3,715
Less: Participated securities share of undistributed earnings	23	87

Net income available to common stockholders	$4,730	$3,628

Weighted average number of common shares—basic	7,233,783	7,065,243
Effect of dilutive securities:
Employee stock-based compensation awards and warrants	286,161	140,466

Weighted average number of common shares—diluted	7,519,944	7,205,709

Basic earnings per common share	$0.65	$0.51

Diluted earnings per common share	$0.63	$0.50

Anti-dilutive warrants and stock options	261,225	294,475